Shareholders' Equity - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Detail) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of issued share capital and reserves attributable to shareholders [line items]
Share premium		€ 6,853	€ 6,853	€ 6,853	€ 7,033
Share capital - par value		241	265	319
Treasury shares		(1,400)
Other reserves		951	379	669	258
Group equity		9,313	9,554	10,935	€ 13,577
Shareholders of Aegon Ltd. [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value		241	265	319
Share premium		6,853	6,853	6,853
Share capital - par value		7,094	7,118	7,172
Retained earnings		4,347	5,099	7,770
Treasury shares		(398)	(346)	(668)
Total retained earnings		3,949	4,753	7,103
Revaluation reserves	[1]	(3,706)	(3,770)	(4,563)
Remeasurement of defined benefit plans	[2]	(1,072)	(1,006)	(1,565)
Other reserves	[3]	951	379	669
Group equity		€ 7,215	€ 7,475	€ 8,815

[1]	Included in the 2022 Revaluation reserves is an amount of EUR (31) million relating to Aegon the Netherlands classification as discontinued operations, as reflected in note 45 Held for sale and discontinued operations in Annual Report 2023.
[2]	Included in the 2022 Remeasurement of defined benefit plans is an amount of EUR (675) million relating to Aegon the Netherlands classification as discontinued operations, as reflected in 45 Held for sale and discontinued operations in Annual Report 2023.
[3]	Included in the 2022 Other reserves is an amount of EUR 15 million relating to Aegon the Netherlands classification as discontinued operations, as reflected in 45 Held for sale and discontinued operations in Annual Report 2023.